Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Rental income	$ 1,074,567,000		$ 815,564,000		$ 470,265,000
Resident fees and services	697,494,000		456,085,000		51,006,000
Interest income	39,065,000		41,070,000		40,855,000
Other income	5,271,000		11,295,000		7,245,000
Total revenues	1,816,397,000		1,324,014,000		569,371,000
Expenses:
Interest expense	364,737,000		294,105,000		130,788,000
Property operating expenses	570,861,000		377,797,000		77,778,000
Depreciation and amortization	510,385,000		390,151,000		161,542,000
General and administrative	97,341,000		77,201,000		54,626,000
Transaction costs	61,609,000		70,224,000		46,660,000
Loss (gain) on derivatives, net	1,825,000		0		0
Loss (gain) on extinguishment of debt, net	(775,000)		(979,000)		34,171,000
Provision for loan losses	27,008,000		2,010,000		29,684,000
Total expenses	1,629,341,000		1,210,509,000		535,249,000
Income from continuing operations before income taxes and income from unconsolidated entities	187,056,000		113,505,000		34,122,000
Income tax (expense) benefit	(7,612,000)		(1,388,000)		(364,000)
Income from unconsolidated entities	2,482,000		5,772,000		6,673,000
Income from continuing operations	181,926,000		117,889,000		40,431,000
Discontinued operations:
Gain (loss) on sales of properties, net	100,549,000		61,160,000		36,115,000
Impairment of assets	(29,287,000)		(12,194,000)		(947,000)
Income (loss) from discontinued operations, net	41,652,000		45,861,000		53,285,000
Discontinued operations, net	112,914,000		94,827,000		88,453,000
Net income	294,840,000		212,716,000		128,884,000
Less: Preferred stock dividends	69,129,000		60,502,000		21,645,000
Less: Preferred stock redemption charge	6,242,000		0		0
Net Income Loss Attributable To Noncontrolling Interest	(2,415,000)	[1]	(4,894,000)	[1]	357,000	[1]
Net income attributable to common stockholders	$ 221,884,000		$ 157,108,000		$ 106,882,000
Average number of common shares outstanding:
Basic	224,343,000		173,741,000		127,656,000
Diluted	225,953,000		174,401,000		128,208,000
Basic:
Income from continuing operations attributable to common stockholders	$ 0.49		$ 0.36		$ 0.14
Discontinued operations, net	$ 0.5		$ 0.55		$ 0.69
Basic earnings per share	$ 0.99		$ 0.9		$ 0.84
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.48		$ 0.36		$ 0.14
Discontinued operations, net	$ 0.5		$ 0.54		$ 0.69
Diluted earnings per share	$ 0.98		$ 0.9		$ 0.83

[1]	Includes amounts attributable to redeemable noncontrolling interests